UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 2

November 30, 2008

1.861968.100

HICII-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 70.9%
	Principal Amount	Value
Convertible Bonds - 0.5%
Building Materials - 0.0%
General Cable Corp. 0.875% 11/15/13	$ 160,000	$ 81,699
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	1,000,000	646,300
Homebuilding/Real Estate - 0.2%
Ventas, Inc. 3.875% 11/15/11 (d)	1,280,000	924,893
Technology - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15	671,000	204,320
Telecommunications - 0.0%
Level 3 Communications, Inc. 6% 3/15/10	180,000	126,000
TOTAL CONVERTIBLE BONDS		1,983,212
Nonconvertible Bonds - 70.4%
Aerospace - 1.4%
Bombardier, Inc.:
6.3% 5/1/14 (d)	960,000	724,800
8% 11/15/14 (d)	4,165,000	3,498,600
Sequa Corp. 11.75% 12/1/15 (d)	2,140,000	941,600
TransDigm, Inc. 7.75% 7/15/14	230,000	181,700
		5,346,700
Air Transportation - 0.1%
Continental Airlines, Inc. 7.339% 4/19/14	115,000	75,900
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	5,950,000	74,375
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	32,208	29,632
Northwest Airlines, Inc. pass-thru trust certificates 7.691% 4/1/17	385,718	204,430
		384,337
Automotive - 1.5%
Commercial Vehicle Group, Inc. 8% 7/1/13	115,000	72,450
Ford Motor Co. 7.45% 7/16/31	1,000,000	250,000
Ford Motor Credit Co. LLC:
7.8% 6/1/12	450,000	180,000
8% 12/15/16	155,000	65,100
9.2025% 4/15/09 (e)	480,000	345,600
9.875% 8/10/11	2,015,000	947,080
General Motors Acceptance Corp.:
6.75% 12/1/14	1,885,000	612,487
6.875% 9/15/11	1,715,000	659,002
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
General Motors Acceptance Corp.: - continued
6.875% 8/28/12	$ 1,785,000	$ 624,873
7% 2/1/12	720,000	255,226
8% 11/1/31	300,000	78,898
General Motors Corp.:
8.25% 7/15/23	760,000	152,000
8.375% 7/15/33	605,000	133,100
GMAC LLC 6.625% 5/15/12	540,000	162,000
Tenneco, Inc.:
8.125% 11/15/15	175,000	75,250
8.625% 11/15/14	1,520,000	532,000
The Goodyear Tire & Rubber Co. 8.625% 12/1/11	730,000	554,800
		5,699,866
Broadcasting - 0.5%
Nexstar Broadcasting, Inc. 7% 1/15/14	2,110,000	1,076,100
Paxson Communications Corp. 8.0025% 1/15/12 (d)(e)	1,810,000	724,000
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (d)(e)	1,075,000	139,750
		1,939,850
Building Materials - 1.7%
Building Materials Corp. of America 7.75% 8/1/14	820,000	533,000
Coleman Cable, Inc. 9.875% 10/1/12	515,000	334,750
General Cable Corp.:
6.2575% 4/1/15 (e)	815,000	448,250
7.125% 4/1/17	715,000	471,900
Nortek, Inc.:
8.5% 9/1/14	1,890,000	567,000
10% 12/1/13	5,155,000	3,505,400
Owens Corning 6.5% 12/1/16	765,000	569,741
		6,430,041
Cable TV - 4.6%
Cablevision Systems Corp. 8.3338% 4/1/09 (e)	1,075,000	1,050,813
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	2,925,000	731,250
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (d)	8,990,000	6,405,375
8.375% 4/30/14 (d)	615,000	418,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.: - continued
10.875% 9/15/14 (d)	$ 1,805,000	$ 1,295,088
CSC Holdings, Inc.:
6.75% 4/15/12	200,000	166,000
7.625% 4/1/11	3,898,000	3,449,730
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 6.375% 6/15/15	860,000	700,900
EchoStar Communications Corp.:
7% 10/1/13	500,000	371,250
7.125% 2/1/16	3,300,000	2,326,500
Videotron Ltd. 6.875% 1/15/14	990,000	826,650
		17,741,756
Capital Goods - 0.5%
Baldor Electric Co. 8.625% 2/15/17	700,000	514,500
Esco Corp. 8.625% 12/15/13 (d)	125,000	96,250
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	300,000	207,000
SPX Corp. 7.625% 12/15/14 (d)	1,130,000	920,950
		1,738,700
Chemicals - 1.3%
Airgas, Inc. 7.125% 10/1/18 (d)	510,000	418,200
Georgia Gulf Corp.:
9.5% 10/15/14	1,265,000	404,800
10.75% 10/15/16	540,000	162,000
Momentive Performance Materials, Inc. 9.75% 12/1/14	4,250,000	1,636,250
NOVA Chemicals Corp. 6.5% 1/15/12	645,000	428,925
Phibro Animal Health Corp. 10% 8/1/13 (d)	370,000	296,000
PolyOne Corp. 8.875% 5/1/12	2,670,000	1,521,900
Sterling Chemicals, Inc. 10.25% 4/1/15	240,000	225,600
		5,093,675
Consumer Products - 1.2%
Jarden Corp. 7.5% 5/1/17	4,550,000	2,957,500
Riddell Bell Holdings, Inc. 8.375% 10/1/12	2,225,000	1,590,875
		4,548,375
Containers - 1.1%
Berry Plastics Corp. 9.5025% 2/15/15 (e)	3,790,000	2,766,700
Berry Plastics Holding Corp. 8.875% 9/15/14	1,490,000	759,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
BWAY Corp. 10% 10/15/10	$ 820,000	$ 705,200
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	105,000	97,650
		4,329,450
Diversified Financial Services - 0.0%
Residential Capital LLC 8.5% 5/15/10 (d)	372,000	106,020
Diversified Media - 0.4%
Liberty Media Corp. 5.7% 5/15/13	1,010,000	677,654
Nielsen Finance LLC/Nielsen Finance Co. 10% 8/1/14	1,245,000	890,175
		1,567,829
Electric Utilities - 7.2%
AES Corp.:
8% 10/15/17	3,390,000	2,305,200
8.75% 5/15/13 (d)	804,000	675,360
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (d)	1,255,000	1,198,525
CMS Energy Corp. 8.5% 4/15/11	2,600,000	2,418,000
Dynegy Holdings, Inc. 7.75% 6/1/19	1,500,000	990,000
Edison Mission Energy 7.2% 5/15/19	3,605,000	2,631,650
Energy Future Holdings:
10.875% 11/1/17 (d)	1,720,000	1,118,000
11.25% 11/1/17 pay-in-kind (d)(e)	310,000	161,407
Mirant Americas Generation LLC 8.3% 5/1/11	2,660,000	2,460,500
Mirant North America LLC 7.375% 12/31/13	1,420,000	1,205,225
NRG Energy, Inc.:
7.25% 2/1/14	2,720,000	2,230,400
7.375% 2/1/16	2,435,000	1,972,350
NSG Holdings II, LLC 7.75% 12/15/25 (d)	610,000	475,800
Reliant Energy, Inc. 7.875% 6/15/17	3,280,000	2,394,400
Texas Competitive Electric Holdings Co. LLC Series A, 10.25% 11/1/15 (d)	8,270,000	5,210,100
		27,446,917
Energy - 5.4%
Bristow Group, Inc. 7.5% 9/15/17	510,000	362,100
Chesapeake Energy Corp.:
6.5% 8/15/17	7,315,000	5,010,775
6.625% 1/15/16	25,000	17,438
6.875% 1/15/16	10,000	7,050
7% 8/15/14	25,000	19,000
7.5% 6/15/14	690,000	538,200
7.625% 7/15/13	1,150,000	943,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Complete Production Services, Inc. 8% 12/15/16	$ 505,000	$ 328,250
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (d)	1,105,000	563,550
Forest Oil Corp.:
7.25% 6/15/19	3,100,000	2,139,000
7.25% 6/15/19 (d)	170,000	117,725
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (d)	1,720,000	911,600
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (d)	400,000	286,000
OPTI Canada, Inc. 8.25% 12/15/14	3,175,000	1,079,500
Petrohawk Energy Corp. 9.125% 7/15/13	1,710,000	1,299,600
Plains Exploration & Production Co.:
7% 3/15/17	4,000,000	2,660,000
7.625% 6/1/18	170,000	113,900
Pride International, Inc. 7.375% 7/15/14	480,000	417,600
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	140,000	112,000
7.375% 7/15/13	1,925,000	1,732,500
SandRidge Energy, Inc. 8.625% 4/1/15 pay-in-kind (e)	255,000	158,100
Southwestern Energy Co. 7.5% 2/1/18 (d)	940,000	794,300
Tesoro Corp. 6.25% 11/1/12	725,000	507,500
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	540,000	421,200
		20,539,888
Environmental - 0.8%
Allied Waste North America, Inc.:
6.875% 6/1/17	200,000	175,000
7.125% 5/15/16	3,280,000	2,886,400
		3,061,400
Food and Drug Retail - 0.6%
Rite Aid Corp.:
7.5% 3/1/17	1,120,000	644,000
9.5% 6/15/17	1,535,000	445,150
10.375% 7/15/16	355,000	237,850
Stater Brothers Holdings, Inc. 7.75% 4/15/15	550,000	448,250
SUPERVALU, Inc. 7.5% 11/15/14	830,000	664,000
		2,439,250
Food/Beverage/Tobacco - 2.8%
Constellation Brands, Inc.:
7.25% 5/15/17	4,224,000	3,495,360
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Constellation Brands, Inc.: - continued
8.375% 12/15/14	$ 3,600,000	$ 3,123,000
Dean Foods Co.:
6.9% 10/15/17	550,000	407,000
7% 6/1/16	2,750,000	2,138,125
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,655,000	1,158,500
Smithfield Foods, Inc. 7.75% 7/1/17	590,000	300,900
		10,622,885
Gaming - 2.6%
FireKeepers Development Authority 13.875% 5/1/15 (d)	280,000	170,800
Harrah's Operating Co., Inc. 10.75% 2/1/16 (d)	725,000	164,938
MGM Mirage, Inc.:
5.875% 2/27/14	5,430,000	2,497,800
6.625% 7/15/15	215,000	113,413
7.5% 6/1/16	540,000	282,150
13% 11/15/13 (d)	3,745,000	3,225,381
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	870,000	465,450
7.125% 8/15/14	530,000	296,800
Penn National Gaming, Inc. 6.875% 12/1/11	1,400,000	1,260,000
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (d)	220,000	99,000
Station Casinos, Inc.:
6% 4/1/12	1,665,000	524,475
7.75% 8/15/16	1,860,000	558,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	700,000	479,500
		10,137,707
Healthcare - 8.6%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	460,000	432,400
Bausch & Lomb, Inc. 9.875% 11/1/15 (d)	2,290,000	1,763,300
Biomet, Inc. 10% 10/15/17	805,000	720,475
Carriage Services, Inc. 7.875% 1/15/15	680,000	476,000
Community Health Systems, Inc. 8.875% 7/15/15	6,320,000	5,119,200
DaVita, Inc.:
6.625% 3/15/13	1,760,000	1,531,200
7.25% 3/15/15	1,685,000	1,423,825
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.:
6.5% 2/15/16	$ 1,285,000	$ 719,600
9.125% 11/15/14	770,000	625,625
9.25% 11/15/16	4,755,000	3,851,550
10.375% 11/15/16 pay-in-kind (e)	2,840,000	1,997,841
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,705,000	1,304,325
Senior Housing Properties Trust 7.875% 4/15/15	278,000	227,265
Service Corp. International:
6.75% 4/1/15	540,000	421,200
7.375% 10/1/14	500,000	405,000
7.5% 4/1/27	540,000	334,800
Skilled Healthcare Group, Inc. 11% 1/15/14	235,000	206,800
Tenet Healthcare Corp.:
9.25% 2/1/15	530,000	378,950
9.875% 7/1/14	4,405,000	3,248,688
U.S. Oncology, Inc. 9% 8/15/12	965,000	803,363
United Surgical Partners International, Inc. 9.25% 5/1/17 pay-in-kind (e)	780,000	471,900
Ventas Realty LP:
6.5% 6/1/16	3,345,000	2,542,200
6.75% 4/1/17	410,000	307,500
VWR Funding, Inc. 10.25% 7/15/15	6,275,000	3,702,250
		33,015,257
Homebuilding/Real Estate - 0.6%
K. Hovnanian Enterprises, Inc. 6.25% 1/15/15	710,000	170,400
KB Home 5.875% 1/15/15	175,000	101,500
Realogy Corp. 10.5% 4/15/14	3,620,000	615,400
Rouse Co.:
5.375% 11/26/13	1,670,000	367,400
7.2% 9/15/12	705,000	169,200
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)	4,670,000	1,027,400
		2,451,300
Hotels - 0.5%
Host Hotels & Resorts LP 6.875% 11/1/14	1,650,000	1,122,000
Host Marriott LP 7.125% 11/1/13	1,170,000	824,850
		1,946,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Insurance - 0.0%
USI Holdings Corp.:
6.0238% 11/15/14 (d)(e)	$ 330,000	$ 115,500
9.75% 5/15/15 (d)	130,000	52,000
		167,500
Leisure - 0.1%
Six Flags Operations, Inc. 12.25% 7/15/16 (d)	243,000	103,275
Six Flags, Inc. 9.625% 6/1/14	547,000	76,580
		179,855
Metals/Mining - 2.5%
FMG Finance Property Ltd.:
10% 9/1/13 (d)	450,000	243,000
10.625% 9/1/16 (d)	2,760,000	1,600,800
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530,000	424,000
Freeport-McMoRan Copper & Gold, Inc.:
7.0838% 4/1/15 (e)	1,085,000	678,125
8.25% 4/1/15	1,350,000	951,750
8.375% 4/1/17	1,865,000	1,277,525
Massey Energy Co. 6.875% 12/15/13	2,000,000	1,440,000
Novelis, Inc. 7.25% 2/15/15	1,015,000	588,700
Peabody Energy Corp. 7.375% 11/1/16	2,955,000	2,511,750
		9,715,650
Paper - 2.8%
Domtar Corp. 7.875% 10/15/11	2,600,000	2,119,000
Georgia-Pacific Corp.:
7% 1/15/15 (d)	1,360,000	1,020,000
7.125% 1/15/17 (d)	1,370,000	986,400
8.125% 5/15/11	1,120,000	957,600
9.5% 12/1/11	1,971,000	1,724,625
Graphic Packaging International, Inc.:
8.5% 8/15/11	1,405,000	1,124,000
9.5% 8/15/13	355,000	248,500
NewPage Corp. 10% 5/1/12	2,380,000	1,261,400
Rock-Tenn Co. 9.25% 3/15/16 (d)	265,000	227,900
Verso Paper Holdings LLC/Verso Paper, Inc. 9.125% 8/1/14	2,205,000	1,036,350
		10,705,775
Publishing/Printing - 2.6%
Cadmus Communications Corp. 8.375% 6/15/14	445,000	256,988
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Publishing/Printing - continued
Cenveo Corp.:
7.875% 12/1/13	$ 3,665,000	$ 1,832,500
10.5% 8/15/16 (d)	1,955,000	1,500,463
Deluxe Corp. 7.375% 6/1/15	1,075,000	645,000
R.H. Donnelley Corp. 11.75% 5/15/15 (d)	585,000	155,025
The Reader's Digest Association, Inc. 9% 2/15/17	2,030,000	466,900
TL Acquisitions, Inc.:
0% 7/15/15 (c)(d)	800,000	316,000
10.5% 1/15/15 (d)	5,740,000	3,042,200
Valassis Communications, Inc. 8.25% 3/1/15	5,090,000	1,628,800
		9,843,876
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	565,000	435,050
Restaurants - 0.3%
Carrols Corp. 9% 1/15/13	920,000	607,200
Landry's Restaurants, Inc. 9.5% 12/15/14	775,000	697,500
		1,304,700
Services - 2.9%
ARAMARK Corp.:
6.6925% 2/1/15 (e)	1,675,000	1,172,500
8.5% 2/1/15	3,680,000	3,109,600
Ashtead Capital, Inc. 9% 8/15/16 (d)	155,000	85,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.6488% 5/15/14 (e)	1,540,000	292,600
7.625% 5/15/14	1,025,000	235,750
7.75% 5/15/16	1,930,000	443,900
Corrections Corp. of America 6.25% 3/15/13	1,170,000	1,029,600
Hertz Corp. 8.875% 1/1/14	3,955,000	1,977,500
Iron Mountain, Inc.:
6.625% 1/1/16	155,000	120,900
8% 6/15/20	1,460,000	1,105,950
8.625% 4/1/13	190,000	171,475
Penhall International Corp. 12% 8/1/14 (d)	190,000	76,000
United Rentals North America, Inc.:
6.5% 2/15/12	355,000	255,600
7% 2/15/14	470,000	282,000
7.75% 11/15/13	1,275,000	765,000
		11,123,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - 1.1%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	$ 1,780,000	$ 1,246,000
Navios Maritime Holdings, Inc. 9.5% 12/15/14	635,000	349,250
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	1,617,000
Teekay Corp. 8.875% 7/15/11	1,110,000	943,500
		4,155,750
Specialty Retailing - 2.1%
Asbury Automotive Group, Inc. 7.625% 3/15/17	2,781,000	1,112,400
Dollar General Corp.:
10.625% 7/15/15	820,000	738,000
11.875% 7/15/17 pay-in-kind (e)	435,000	349,088
Michaels Stores, Inc. 10% 11/1/14	2,950,000	907,125
Sally Holdings LLC:
9.25% 11/15/14	6,175,000	4,476,875
10.5% 11/15/16	360,000	196,200
United Auto Group, Inc. 7.75% 12/15/16	1,160,000	435,000
		8,214,688
Steels - 0.3%
California Steel Industries, Inc. 6.125% 3/15/14	290,000	176,900
Steel Dynamics, Inc. 7.375% 11/1/12	1,385,000	990,275
		1,167,175
Super Retail - 1.0%
Asbury Automotive Group, Inc. 8% 3/15/14	3,730,000	1,529,300
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	1,000,000	920,000
Sonic Automotive, Inc. 8.625% 8/15/13	2,210,000	795,600
Toys 'R' US, Inc. 7.875% 4/15/13	845,000	422,500
		3,667,400
Technology - 3.1%
Avago Technologies Finance Ltd. 10.125% 12/1/13	785,000	636,831
First Data Corp. 9.875% 9/24/15	495,000	287,100
Freescale Semiconductor, Inc.:
6.6938% 12/15/14 (e)	1,075,000	274,125
8.875% 12/15/14	3,235,000	1,116,075
9.125% 12/15/14 pay-in-kind (e)	2,105,000	442,050
Jabil Circuit, Inc. 8.25% 3/15/18	1,475,000	1,209,500
Lucent Technologies, Inc.:
6.45% 3/15/29	630,000	318,150
6.5% 1/15/28	480,000	247,200
Nortel Networks Corp.:
9.0025% 7/15/11 (e)	755,000	209,513
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Nortel Networks Corp.: - continued
10.75% 7/15/16	$ 1,200,000	$ 294,000
NXP BV:
7.5025% 10/15/13 (e)	1,310,000	314,400
7.875% 10/15/14	715,000	221,650
Serena Software, Inc. 10.375% 3/15/16	355,000	202,350
SunGard Data Systems, Inc. 9.125% 8/15/13	5,030,000	3,822,800
Xerox Capital Trust I 8% 2/1/27	3,325,000	2,440,503
		12,036,247
Telecommunications - 7.9%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	1,225,000	1,200,500
Cricket Communications, Inc.:
9.375% 11/1/14	4,140,000	3,312,000
10% 7/15/15 (d)	1,780,000	1,477,400
Digicel Group Ltd.:
8.875% 1/15/15 (d)	1,785,000	963,900
9.125% 1/15/15 pay-in-kind (d)(e)	4,429,000	2,280,935
9.25% 9/1/12 (d)	765,000	589,050
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (d)	8,810,000	7,312,298
11.5% 6/15/16 (d)	75,000	58,500
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13 (d)	1,000,000	850,000
8.875% 1/15/15 (d)	2,490,000	2,072,925
Level 3 Financing, Inc.:
6.845% 2/15/15 (e)	540,000	221,400
8.75% 2/15/17	1,540,000	739,200
9.25% 11/1/14	855,000	440,325
MetroPCS Wireless, Inc. 9.25% 11/1/14	1,265,000	1,037,300
Nextel Communications, Inc. 7.375% 8/1/15	1,205,000	482,000
Qwest Capital Funding, Inc. 7% 8/3/09	1,340,000	1,279,700
Qwest Corp.:
6.0688% 6/15/13 (e)	2,060,000	1,442,000
8.875% 3/15/12	455,000	375,375
Sprint Capital Corp. 6.9% 5/1/19	4,460,000	2,542,200
Wind Acquisition Finance SA 10.75% 12/1/15 (d)	375,000	300,000
Windstream Corp.:
7% 3/15/19	910,000	598,325
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Windstream Corp.: - continued
8.125% 8/1/13	$ 365,000	$ 293,825
8.625% 8/1/16	765,000	585,225
		30,454,383
Textiles & Apparel - 0.2%
Hanesbrands, Inc. 6.5081% 12/15/14 (d)(e)	1,395,000	892,800
TOTAL NONCONVERTIBLE BONDS		270,652,527
TOTAL CORPORATE BONDS (Cost $404,958,411)		272,635,739
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.726% 8/1/24 (d)(e) (Cost $161,314)	179,606	113,690
Common Stocks - 0.3%
	Shares
Air Transportation - 0.1%
Delta Air Lines, Inc. (a)	26,230	231,086
Energy - 0.2%
CCS, Inc. Tranche B (e)	1,288,146	875,939
TOTAL COMMON STOCKS (Cost $1,658,496)		1,107,025
Floating Rate Loans (f) - 12.8%
	Principal Amount
Aerospace - 0.3%
Sequa Corp. term loan 6.3536% 12/3/14 (e)	$ 1,529,481	1,009,458
Automotive - 0.2%
Ford Motor Co. term loan 4.43% 12/15/13 (e)	385,000	154,000
General Motors Corp. term loan 5.795% 11/29/13 (e)	1,285,000	501,150
		655,150
Floating Rate Loans (f) - continued
	Principal Amount	Value
Broadcasting - 0.7%
Univision Communications, Inc. Tranche 1LN, term loan 3.6863% 9/29/14 (e)	$ 4,450,000	$ 1,935,750
VNU, Inc. term loan 4.2286% 8/9/13 (e)	1,085,000	710,675
		2,646,425
Cable TV - 1.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.06% 3/6/14 (e)	5,425,522	3,662,228
CSC Holdings, Inc. Tranche B, term loan 4.5688% 3/31/13 (e)	3,750,169	3,112,640
		6,774,868
Capital Goods - 0.1%
Dresser, Inc. Tranche 2LN, term loan 7.9863% 5/4/15 pay-in-kind (e)	660,000	343,200
Chemicals - 0.5%
Georgia Gulf Corp. term loan 8% 10/3/13 (e)	2,248,903	1,641,699
MacDermid, Inc. Tranche B, term loan 5.7619% 4/12/14 (e)	392,728	247,418
		1,889,117
Electric Utilities - 2.4%
Calpine Corp. Tranche D, term loan 6.645% 3/29/14 (e)	7,751,475	5,348,518
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 5.2776% 10/10/14 (e)	853,534	586,805
Tranche B2, term loan 5.5465% 10/10/14 (e)	4,935,396	3,380,746
		9,316,069
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 5.0137% 6/4/14 (e)	995,000	631,825
Healthcare - 1.7%
Bausch & Lomb, Inc. term loan:
4.7071% 4/26/15 (e)(g)	91,000	66,430
7.0119% 4/26/15 (e)	361,270	263,727
Community Health Systems, Inc.:
term loan 4.3939% 7/25/14 (e)	907,024	662,127
Tranche DD, term loan 7/25/14 (g)	46,404	33,875
DaVita, Inc. Tranche B1, term loan 4.7254% 10/5/12 (e)	280,000	238,000
HCA, Inc. Tranche B, term loan 6.0119% 11/17/13 (e)	6,014,528	4,480,823
VWR Funding, Inc. term loan 3.9363% 6/29/14 (e)	1,180,000	767,000
		6,511,982
Floating Rate Loans (f) - continued
	Principal Amount	Value
Leisure - 0.1%
Easton Bell Sports, Inc. Tranche B, term loan 5.2882% 3/16/12 (e)	$ 600,000	$ 432,000
Paper - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 4.6523% 12/21/12 (e)	790,000	618,175
Publishing/Printing - 1.4%
Cenveo Corp.:
term loan 4.9538% 6/21/13 (e)	437,055	288,456
Tranche DD, term loan 4.9538% 6/21/13 (e)	13,835	9,131
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 13.0163% 12/12/14 (e)	4,707,522	2,824,513
Thomson Learning, Inc. term loan 3.94% 7/5/14 (e)	3,460,000	2,335,500
		5,457,600
Services - 0.6%
ARAMARK Corp.:
Credit-Linked Deposit 5.7869% 1/26/14 (e)	58,426	45,572
term loan 5.6369% 1/26/14 (e)	919,664	717,338
RSC Equipment Rental Tranche 2LN, term loan 7.6989% 11/30/13 (e)	3,110,000	1,648,300
		2,411,210
Specialty Retailing - 0.5%
Michaels Stores, Inc. term loan 4.0549% 10/31/13 (e)	1,765,033	847,216
Sally Holdings LLC Tranche B, term loan 4.1894% 11/16/13 (e)	385,000	277,200
Toys 'R' US, Inc. term loan 5.85% 12/8/09 (e)	1,730,000	865,000
		1,989,416
Super Retail - 0.6%
Dollar General Corp. Tranche B1, term loan 5.7605% 7/6/14 (e)	2,820,000	2,143,200
Neiman Marcus Group, Inc. term loan 4.565% 4/6/13 (e)	450,000	282,375
		2,425,575
Technology - 0.6%
First Data Corp. Tranche B1, term loan 4.345% 9/24/14 (e)	578,967	387,908
Flextronics International Ltd. Tranche B-B, term loan 6.1325% 10/1/12 (e)	688,600	485,463
Floating Rate Loans (f) - continued
	Principal Amount	Value
Technology - continued
Freescale Semiconductor, Inc. term loan 4.6% 12/1/13 (e)	$ 656,658	$ 374,295
SunGard Data Systems, Inc. term loan 4.003% 2/28/14 (e)	1,585,000	1,093,650
		2,341,316
Telecommunications - 0.9%
Digicel International Finance Ltd. term loan 6.3125% 3/30/12 (e)	155,000	109,275
Intelsat Jackson Holdings Ltd. term loan 6.8825% 2/1/14 (e)	3,785,000	2,763,050
Level 3 Financing, Inc. term loan 7% 3/13/14 (e)	1,100,000	709,500
MetroPCS Wireless, Inc. Tranche B, term loan 4.8434% 11/3/13 (e)	118,489	90,940
		3,672,765
TOTAL FLOATING RATE LOANS (Cost $65,212,421)		49,126,151
Money Market Funds - 11.0%
	Shares
Fidelity Cash Central Fund, 1.29% (b) (Cost $42,199,889)	42,199,889	42,199,889
Cash Equivalents - 4.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.23%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Treasury Government Obligations) # (Cost $15,305,000)	$ 15,305,298	15,305,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $529,495,531)		380,487,494
NET OTHER ASSETS - 1.0%		3,667,249
NET ASSETS - 100%		$ 384,154,743
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,308,223 or 16.0% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $82,804 and $60,447, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$15,305,000 due 12/01/08 at 0.23%
BNP Paribas Securities Corp.	$ 2,732,083
Barclays Capital, Inc.	4,558,937
Citigroup Global Markets, Inc.	1,675,287
Credit Suisse Securities (USA) LLC	14,223
Deutsche Bank Securities, Inc.	5,411,176
ING Financial Markets LLC	913,294
$ 15,305,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 130,389
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 380,487,494	$ 42,199,889	$ 335,319,770	$ 2,967,835
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 367,524
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(919,632)
Cost of Purchases	53,368
Proceeds of Sales	(240,000)
Amortization/Accretion	(19,379)
Transfer in/out of Level 3	3,725,954
Ending Balance	$ 2,967,835

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $527,178,899. Net unrealized depreciation aggregated $146,691,405, of which $778,542 related to appreciated investment securities and $147,469,947 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets
(level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Specialized High Income
Central Fund

November 30, 2008

1.824030.103

SHI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 89.8%
	Principal Amount	Value
Convertible Bonds - 0.6%
Energy - 0.1%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 690,000	$ 369,081
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	876,000	390,968
Telecommunications - 0.3%
Nextel Communications, Inc. 5.25% 1/15/10	1,220,000	1,012,600
TOTAL CONVERTIBLE BONDS		1,772,649
Nonconvertible Bonds - 89.2%
Aerospace - 3.5%
Alliant Techsystems, Inc. 6.75% 4/1/16	535,000	449,400
BE Aerospace, Inc. 8.5% 7/1/18	535,000	441,375
Bombardier, Inc.:
6.3% 5/1/14 (b)	2,610,000	1,970,550
6.75% 5/1/12 (b)	1,180,000	1,003,000
7.45% 5/1/34 (b)	2,200,000	1,364,000
8% 11/15/14 (b)	2,240,000	1,881,600
L-3 Communications Corp.:
5.875% 1/15/15	635,000	514,350
6.125% 7/15/13	760,000	642,200
6.375% 10/15/15	660,000	547,800
7.625% 6/15/12	2,375,000	2,208,750
		11,023,025
Air Transportation - 2.8%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	2,275,000	1,524,250
6.977% 11/23/22	811,002	421,721
7.324% 4/15/11	365,000	306,600
8.608% 10/1/12	1,120,000	806,400
Continental Airlines, Inc. pass-thru trust certificates:
6.903% 4/19/22	795,000	437,250
7.566% 9/15/21	257,283	223,836
7.73% 9/15/12	47,010	33,377
7.875% 7/2/18	1,683,318	976,324
8.388% 5/1/22	87,486	61,678
9.558% 9/1/19	240,211	139,322
9.798% 4/1/21	1,631,453	1,370,420
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	2,512,452	1,306,475
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	$ 1,035,000	$ 569,250
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,384,198	719,783
		8,896,686
Building Materials - 0.4%
Belden, Inc. 7% 3/15/17	1,100,000	814,000
Owens Corning 6.5% 12/1/16	550,000	409,618
		1,223,618
Cable TV - 7.3%
CSC Holdings, Inc.:
6.75% 4/15/12	1,750,000	1,452,500
8.5% 6/15/15 (b)	1,250,000	1,009,375
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	5,840,000	4,759,600
7.625% 5/15/16	760,000	640,300
8.375% 3/15/13	2,650,000	2,411,500
EchoStar Communications Corp.:
6.375% 10/1/11	3,720,000	3,152,700
7% 10/1/13	6,465,000	4,800,263
7.125% 2/1/16	915,000	645,075
Videotron Ltd. 9.125% 4/15/18 (b)	4,770,000	4,173,750
		23,045,063
Capital Goods - 4.0%
Case Corp. 7.25% 1/15/16	910,000	650,650
Leucadia National Corp.:
7% 8/15/13	3,525,000	2,961,000
7.125% 3/15/17	5,395,000	4,410,413
SPX Corp. 7.625% 12/15/14 (b)	1,690,000	1,377,350
Terex Corp. 8% 11/15/17	4,830,000	3,429,300
		12,828,713
Chemicals - 1.7%
Airgas, Inc. 7.125% 10/1/18 (b)	1,530,000	1,254,600
Chemtura Corp. 6.875% 6/1/16	825,000	429,000
NOVA Chemicals Corp.:
5.72% 11/15/13 (c)	2,295,000	1,204,875
6.5% 1/15/12	3,975,000	2,643,375
		5,531,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - 1.7%
Greif, Inc. 6.75% 2/1/17	$ 5,275,000	$ 4,378,250
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	1,020,000	948,600
		5,326,850
Diversified Financial Services - 0.2%
Sprint Capital Corp. 8.75% 3/15/32	940,000	488,800
Diversified Media - 0.5%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	1,325,000	728,750
7.25% 8/15/11	620,000	372,000
Lamar Media Corp.:
Series B, 6.625% 8/15/15	285,000	206,625
6.625% 8/15/15	550,000	398,750
		1,706,125
Electric Utilities - 6.6%
AES Corp.:
7.75% 3/1/14	3,370,000	2,460,100
8% 10/15/17	1,705,000	1,159,400
Aquila, Inc. 11.875% 7/1/12 (a)(c)	95,000	90,250
CMS Energy Corp. 6.3% 2/1/12	70,000	58,100
Edison Mission Energy:
7% 5/15/17	2,565,000	1,923,750
7.2% 5/15/19	4,220,000	3,080,600
7.625% 5/15/27	2,300,000	1,564,000
Intergen NV 9% 6/30/17 (b)	4,410,000	3,660,300
IPALCO Enterprises, Inc. 7.25% 4/1/16 (b)	3,175,000	2,540,000
NSG Holdings II, LLC 7.75% 12/15/25 (b)	4,385,000	3,420,300
Orion Power Holdings, Inc. 12% 5/1/10	40,000	38,800
Reliant Energy, Inc. 6.75% 12/15/14	1,055,000	854,550
Tenaska Alabama Partners LP 7% 6/30/21 (b)	242,215	184,083
		21,034,233
Energy - 10.7%
Chesapeake Energy Corp.:
6.5% 8/15/17	3,390,000	2,322,150
6.875% 1/15/16	2,845,000	2,005,725
7.25% 12/15/18	890,000	618,550
7.5% 9/15/13	495,000	391,050
7.5% 6/15/14	1,495,000	1,166,100
7.625% 7/15/13	2,405,000	1,972,100
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	$ 1,330,000	$ 891,100
7.75% 5/15/17	2,340,000	1,450,800
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (b)	475,000	242,250
El Paso Corp. 7% 6/15/17	1,820,000	1,295,827
El Paso Performance-Linked Trust 7.75% 7/15/11 (b)	3,010,000	2,287,600
Frontier Oil Corp. 8.5% 9/15/16	1,900,000	1,577,000
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	425,000	363,375
Newfield Exploration Co. 7.125% 5/15/18	3,590,000	2,548,900
OPTI Canada, Inc.:
7.875% 12/15/14	2,085,000	781,875
8.25% 12/15/14	1,535,000	521,900
Pan American Energy LLC 7.75% 2/9/12 (b)	4,700,000	3,172,500
Pioneer Natural Resources Co. 6.65% 3/15/17	2,985,000	1,970,100
Plains Exploration & Production Co. 7% 3/15/17	6,465,000	4,299,225
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	570,000	456,000
7.375% 7/15/13	1,000,000	900,000
7.5% 5/15/16	1,060,000	869,200
Southwestern Energy Co. 7.5% 2/1/18 (b)	875,000	739,375
Tesoro Corp. 6.5% 6/1/17	2,000,000	1,170,000
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	150,000	117,000
		34,129,702
Environmental - 1.5%
Allied Waste North America, Inc.:
6.875% 6/1/17	3,405,000	2,979,375
7.125% 5/15/16	300,000	264,000
7.25% 3/15/15	1,020,000	900,150
Browning-Ferris Industries, Inc. 7.4% 9/15/35	815,000	594,950
		4,738,475
Food/Beverage/Tobacco - 2.7%
Constellation Brands, Inc.:
7.25% 9/1/16	3,600,000	2,988,000
7.25% 5/15/17	2,520,000	2,085,300
8.375% 12/15/14	2,340,000	2,029,950
Smithfield Foods, Inc. 7.75% 7/1/17	3,030,000	1,545,300
		8,648,550
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - 7.4%
Chukchansi Economic Development Authority:
6.095% 11/15/12 (b)(c)	$ 150,000	$ 75,000
8% 11/15/13 (b)	720,000	360,000
Las Vegas Sands Corp. 6.375% 2/15/15	470,000	258,500
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (b)	2,390,000	717,000
MGM Mirage, Inc.:
6% 10/1/09	360,000	294,300
6.625% 7/15/15	905,000	477,388
6.75% 9/1/12	5,775,000	3,118,500
6.75% 4/1/13	145,000	75,763
6.875% 4/1/16	2,210,000	1,160,250
7.625% 1/15/17	2,610,000	1,370,250
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	905,000	601,825
6.375% 7/15/09	4,380,000	3,723,000
7.125% 8/15/14	1,667,000	933,520
Scientific Games Corp.:
6.25% 12/15/12	2,725,000	2,043,750
7.875% 6/15/16 (b)	1,040,000	780,000
Seminole Hard Rock Entertainment, Inc. 5.3188% 3/15/14 (b)(c)	1,765,000	935,450
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,450,000	971,500
7.25% 5/1/12	2,615,000	1,778,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,895,000	1,298,075
6.625% 12/1/14	3,675,000	2,572,500
		23,544,771
Healthcare - 6.4%
Boston Scientific Corp. 6.4% 6/15/16	530,000	416,050
FMC Finance III SA 6.875% 7/15/17	3,370,000	2,813,950
HCA, Inc.:
9.25% 11/15/16	5,075,000	4,110,750
10.375% 11/15/16 pay-in-kind (c)	6,485,000	4,561,972
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,815,000	3,185,525
7% 1/15/16	1,675,000	1,281,375
Service Corp. International 7.5% 4/1/27	1,720,000	1,066,400
Ventas Realty LP:
6.5% 6/1/16	830,000	630,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP: - continued
6.625% 10/15/14	$ 1,795,000	$ 1,444,975
6.75% 4/1/17	1,005,000	753,750
		20,265,547
Homebuilding/Real Estate - 2.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	9,755,000	5,877,388
8.125% 6/1/12	2,010,000	1,369,313
D.R. Horton, Inc. 6.5% 4/15/16	1,365,000	859,950
KB Home 6.375% 8/15/11	1,200,000	888,000
Pulte Homes, Inc. 5.25% 1/15/14	345,000	231,150
		9,225,801
Hotels - 2.5%
Host Hotels & Resorts LP 6.875% 11/1/14	545,000	370,600
Host Marriott LP 7.125% 11/1/13	10,765,000	7,589,322
		7,959,922
Leisure - 2.4%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	500,000	255,000
yankee:
7% 6/15/13	6,105,000	3,663,000
7.25% 6/15/16	4,855,000	2,597,425
7.5% 10/15/27	1,935,000	1,044,900
		7,560,325
Metals/Mining - 3.5%
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	7,295,000	5,142,975
8.375% 4/1/17	5,925,000	4,058,625
Peabody Energy Corp. 7.375% 11/1/16	540,000	459,000
Vedanta Resources PLC 6.625% 2/22/10 (b)	1,610,000	1,304,100
		10,964,700
Paper - 2.5%
Domtar Corp.:
5.375% 12/1/13	1,630,000	1,075,800
7.125% 8/15/15	360,000	252,000
Georgia-Pacific Corp.:
7% 1/15/15 (b)	6,875,000	5,156,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Georgia-Pacific Corp.: - continued
8.125% 5/15/11	$ 300,000	$ 256,500
Rock-Tenn Co. 9.25% 3/15/16 (b)	1,220,000	1,049,200
		7,789,750
Publishing/Printing - 0.1%
Scholastic Corp. 5% 4/15/13	585,000	432,900
Services - 2.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.6488% 5/15/14 (c)	1,765,000	335,350
7.625% 5/15/14	1,740,000	400,200
7.75% 5/15/16	2,510,000	577,300
Corrections Corp. of America 6.25% 3/15/13	2,360,000	2,076,800
FTI Consulting, Inc.:
7.625% 6/15/13	4,370,000	3,889,300
7.75% 10/1/16	2,090,000	1,797,400
		9,076,350
Shipping - 0.3%
Teekay Corp. 8.875% 7/15/11	1,090,000	926,500
Steels - 2.7%
Evraz Group SA:
8.875% 4/24/13 (b)	3,255,000	1,399,650
9.5% 4/24/18 (b)	380,000	157,700
Steel Dynamics, Inc.:
6.75% 4/1/15	7,000,000	4,270,000
7.375% 11/1/12	3,235,000	2,313,025
7.75% 4/15/16 (b)	660,000	402,600
		8,542,975
Super Retail - 0.6%
AutoNation, Inc. 7% 4/15/14	695,000	465,650
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	1,700,000	1,564,000
		2,029,650
Technology - 4.1%
Flextronics International Ltd.:
6.25% 11/15/14	500,000	365,000
6.5% 5/15/13	995,000	756,200
Jabil Circuit, Inc. 8.25% 3/15/18	1,455,000	1,193,100
Lucent Technologies, Inc.:
6.45% 3/15/29	3,665,000	1,850,825
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.: - continued
6.5% 1/15/28	$ 10,000	$ 5,150
Seagate Technology HDD Holdings 6.8% 10/1/16	3,740,000	2,169,200
Xerox Capital Trust I 8% 2/1/27	9,210,000	6,760,011
		13,099,486
Telecommunications - 7.3%
American Tower Corp. 7.125% 10/15/12	1,620,000	1,522,800
Citizens Communications Co.:
6.25% 1/15/13	1,480,000	1,198,800
9% 8/15/31	350,000	192,500
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16 (b)	1,675,000	1,390,250
Mobile Telesystems Finance SA 8% 1/28/12 (b)	3,130,000	2,222,300
Nextel Communications, Inc.:
6.875% 10/31/13	3,545,000	1,488,900
7.375% 8/1/15	555,000	222,000
Qwest Communications International, Inc. 7.5% 2/15/14	1,350,000	850,500
Qwest Corp.:
6.0688% 6/15/13 (c)	1,795,000	1,256,500
6.5% 6/1/17	500,000	350,000
7.5% 10/1/14	1,980,000	1,485,000
7.625% 6/15/15	3,445,000	2,652,650
Sprint Capital Corp.:
6.875% 11/15/28	2,070,000	1,014,300
7.625% 1/30/11	3,580,000	2,577,600
8.375% 3/15/12	845,000	574,600
Sprint Nextel Corp. 6% 12/1/16	255,000	141,525
U.S. West Communications:
6.875% 9/15/33	825,000	492,938
7.5% 6/15/23	1,975,000	1,323,250
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)	1,235,000	679,250
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)	3,800,000	1,615,000
		23,250,663
TOTAL NONCONVERTIBLE BONDS		283,291,030
TOTAL CORPORATE BONDS (Cost $385,795,652)		285,063,679
Floating Rate Loans (d) - 4.9%
	Principal Amount	Value
Automotive - 0.3%
Federal-Mogul Corp.:
Tranche B, term loan 3.907% 12/27/14 (c)	$ 835,607	$ 409,448
Tranche C, term loan 3.429% 12/27/15 (c)	646,924	316,993
Ford Motor Co. term loan 4.43% 12/15/13 (c)	665,000	266,000
		992,441
Cable TV - 0.6%
CSC Holdings, Inc. Tranche B, term loan 4.5688% 3/31/13 (c)	1,414,298	1,173,867
Insight Midwest Holdings LLC Tranche B, term loan 4.85% 4/6/14 (c)	776,250	605,475
		1,779,342
Diversified Financial Services - 0.1%
Tempus Public Foundation Generation Holdings LLC:
revolver loan 5.7619% 12/15/11 (c)	25,873	21,733
Credit-Linked Deposit 5.7619% 12/15/13 (c)	82,534	69,329
Tranche 1LN, term loan 5.7619% 12/15/13 (c)	392,903	330,038
		421,100
Electric Utilities - 0.9%
Ashmore Energy International:
Revolving Credit-Linked Deposit 6.7619% 3/30/12 (c)	104,420	57,431
term loan 6.7619% 3/30/14 (c)	753,017	414,159
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 5.2826% 10/10/14 (c)	3,590,313	2,459,365
		2,930,955
Entertainment/Film - 0.3%
Zuffa LLC term loan 3.4375% 6/19/15 (c)	1,988,093	1,073,570
Healthcare - 0.8%
Community Health Systems, Inc.:
term loan 4.3939% 7/25/14 (c)	1,732,416	1,264,663
Tranche DD, term loan 7/25/14 (e)	88,631	64,701
HCA, Inc. Tranche B, term loan 6.0119% 11/17/13 (c)	800,152	596,113
PTS Acquisition Corp. term loan 6.0119% 4/10/14 (c)	1,280,801	749,269
		2,674,746
Paper - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 4.6523% 12/21/12 (c)	820,635	642,147
Floating Rate Loans (d) - continued
	Principal Amount	Value
Services - 0.5%
ARAMARK Corp.:
Credit-Linked Deposit 5.7869% 1/26/14 (c)	$ 126,638	$ 98,777
term loan 5.6369% 1/26/14 (c)	1,993,362	1,554,823
		1,653,600
Technology - 0.7%
Freescale Semiconductor, Inc. term loan 4.6% 12/1/13 (c)	720,000	410,400
Kronos, Inc. Tranche 1LN, term loan 6.0119% 6/11/14 (c)	2,559,696	1,663,803
		2,074,203
Telecommunications - 0.4%
Intelsat Ltd. Tranche B, term loan 6.65% 7/3/13 (c)	1,076,272	893,306
MetroPCS Wireless, Inc. Tranche B, term loan 4.8434% 11/3/13 (c)	285,000	218,738
		1,112,044
Textiles & Apparel - 0.1%
Hanesbrands, Inc.:
term loan 7.2663% 3/5/14 (c)	95,000	66,500
Tranche B 1LN, term loan 5.1731% 9/5/13 (c)	355,000	264,475
		330,975
TOTAL FLOATING RATE LOANS (Cost $20,914,990)		15,685,123
Cash Equivalents - 3.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.23%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Treasury Government Obligations) # (Cost $9,899,000)	$ 9,899,193	9,899,000
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $416,609,642)		310,647,802
NET OTHER ASSETS - 2.2%		6,842,372
NET ASSETS - 100%		$ 317,490,174
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,524,383 or 15.3% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $88,631 and $64,701, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,899,000 due 12/01/08 at 0.23%
BNP Paribas Securities Corp.	$ 1,767,062
Barclays Capital, Inc.	2,948,639
Citigroup Global Markets, Inc.	1,083,545
Credit Suisse Securities (USA) LLC	9,199
Deutsche Bank Securities, Inc.	3,499,853
ING Financial Markets LLC	590,702
$ 9,899,000
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 310,647,802	$ -	$ 309,277,382	$ 1,370,420
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 0
Total Realized Gain (Loss)	(1,192)
Total Unrealized Gain (Loss)	5,344
Cost of Purchases	0
Proceeds of Sales	(18,363)
Amortization/Accretion	(1,214)
Transfer in/out of Level 3	1,385,845
Ending Balance	$ 1,370,420

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfer in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $415,576,482. Net unrealized depreciation aggregated $104,928,680, of which $291,954 related to appreciated investment securities and $105,220,634 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets
(level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2009